NOTE 16. DEVELOPMENT PROJECTS	12 Months Ended
Dec. 31, 2020
Notes to Financial Statements
NOTE 16. DEVELOPMENT PROJECTS

NOTE 16. DEVELOPMENT PROJECTS

	Consolidated
	December 31, 2020 A$	December 31, 2019 A$
As at January 1:
Cost	3,611,336	2,980,113
Accumulated impairment losses	-	-
Net book amount	3,611,336	2,980,113
	A$	A$
Year ended December 31:
Opening net book amount	3,611,336	2,980,113
Additions	125,520	598,649
Disposal	(2,864,052)	(687)
Written off	(930,356)	-
Exchange difference	57,552	33,261
Closing net book amount	-	3,611,336
	A$	A$
As at December 31:
Cost	-	3,611,336
Accumulated impairment losses	-	-
Net book amount	-	3,611,336

Development projects represent the development costs directly attributable to and incurred for several internal technology projects of the Group which are in cooperation with the universities and professional technology institutions in Hong Kong for developing innovative technology to be applied in the existing and new 3D related products of the Group. Cost model is applied for development projects which require these assets to be carried at cost less any accumulated impairment losses. The Group had performed an impairment review for the development projects at the reporting period end and management considered that the development projects had suffered impairment loss and have been written off accordingly.